Note 13 - Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowances for loan and real estate losses	$ 2,428	$ 2,602
Deferred compensation costs	154	166
Deferred ESOP loan asset	473	487
Nonaccruing loan interest	185	221
State net operating loss carryforward	160	824
Alternative minimum tax credit carryforward	208	175
Net unrealized loss on securities available for sale	426	372
Other	91	92
Total gross deferred tax assets	4,125	4,939
Deferred tax liabilities:
Deferred loan costs	367	37
Premises and equipment basis difference	509	380
Originated mortgage servicing rights	519	482
Federal tax liability on state net operating loss carryforwards	34	280
Other	54	88
Total gross deferred tax liabilities	1,483	1,267
Net deferred tax assets	$ 2,642	$ 3,672